Concentration of Risk	3 Months Ended
Mar. 31, 2022
Concentration of Risk.
Concentration of Risk

3.Concentration of Risk

Credit Risk

Financial instruments that subject us to concentrations of credit risk consist primarily of cash and money market funds. We maintain cash and money market funds with financial institutions that we deem reputable.

Foreign Operations

The accompanying condensed consolidated financial statements as of March 31, 2022 and December 31, 2021 include gross assets amounting to $0.1 million and $0.1 million, respectively, relating to operations of our subsidiary based in Switzerland.